Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 CAD ($) Customer		Dec. 31, 2020 CAD ($) Customer
Disclosure of operating segments [line items]
Number of major customers | Customer	2	2		3
Gross Sales	$ 71,765	$ 48,811	[1]	$ 13,914	[1]
Customer One
Disclosure of operating segments [line items]
Gross Sales	16,100	8,500		4,300
Customer Two
Disclosure of operating segments [line items]
Gross Sales	$ 9,100	$ 6,800		1,800
Customer Three
Disclosure of operating segments [line items]
Gross Sales				$ 1,500
Bottom of range
Disclosure of operating segments [line items]
Percentage of entity's revenues from gross sales	10.00%

[1]	See Note 3X for revisions to prior period results.